Guarantor Financial Information - Consolidating Statement of Operations (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Revenues	$ 5,590	[1]	$ 5,507	[1]	$ 5,103	[1]
Cost of revenues, exclusive of depreciation and amortization shown separately below	2,273		2,234		2,125
Selling, general and administrative expenses, exclusive of depreciation and amortization shown separately below	1,756		1,867		1,632
Depreciation and amortization	513		524		554
Restructuring charges	84		84		61
Operating income	964		798		731
Interest income	4		6		5
Interest expense	(390)		(456)		(660)
Loss on derivative instruments			(1)		(27)
Foreign currency exchange transaction gains/(losses), net	(16)		(9)		135
Other (expense)/income, net	(118)		(209)		(81)
(Loss)/income from continuing operations before income taxes and equity in net income of affiliates	444		129		103
Benefit/(provision) for income taxes	(146)		(21)		46
Equity in net income of affiliates	5		3		5
Income from continuing operations	303		111		154
Income from discontinued operations, net of tax	(7)		1		(22)
Net income	296		112		132
Less: net income attributable to noncontrolling interests	(1)		3		3
Net income/(loss) attributable to controlling interests	297		109		129
Total other comprehensive (loss)/income	(34)		(203)		(44)
Total comprehensive income/(loss) attributable to Nielsen stockholders	263		(94)		85
Total comprehensive income attributable to noncontrolling interests	2		2		2
Total comprehensive income/(loss)	265		(92)		87
Nielsen [Member]
Condensed Financial Statements, Captions [Line Items]
Interest income	2		7		7
Interest expense	(1)		(13)		(49)
Other (expense)/income, net			(52)
(Loss)/income from continuing operations before income taxes and equity in net income of affiliates	1		(58)		(42)
Benefit/(provision) for income taxes					1
Equity in net income of subsidiaries	296		167		170
Income from continuing operations	297		109		129
Net income	297		109		129
Net income/(loss) attributable to controlling interests	297		109		129
Total other comprehensive (loss)/income	(34)		(203)		(44)
Total comprehensive income/(loss) attributable to Nielsen stockholders	263		(94)		85
Total comprehensive income/(loss)	263		(94)		85
Issuers [Member]
Condensed Financial Statements, Captions [Line Items]
Interest income	569		548		501
Interest expense	(367)		(426)		(597)
Loss on derivative instruments			(1)		(27)
Foreign currency exchange transaction gains/(losses), net					111
Other (expense)/income, net	(121)		(182)		(91)
(Loss)/income from continuing operations before income taxes and equity in net income of affiliates	81		(61)		(103)
Benefit/(provision) for income taxes	(32)		21		36
Income from continuing operations	49		(40)		(67)
Net income	49		(40)		(67)
Net income/(loss) attributable to controlling interests	49		(40)		(67)
Total other comprehensive (loss)/income	(4)		7		6
Total comprehensive income/(loss) attributable to Nielsen stockholders	45		(33)		(61)
Total comprehensive income/(loss)	45		(33)		(61)
Guarantor [Member]
Condensed Financial Statements, Captions [Line Items]
Revenues	2,823		2,680		2,559
Cost of revenues, exclusive of depreciation and amortization shown separately below	1,018		970		987
Selling, general and administrative expenses, exclusive of depreciation and amortization shown separately below	851		938		817
Depreciation and amortization	397		406		437
Restructuring charges	27		31		42
Operating income	530		335		276
Interest income	59		25		31
Interest expense	(615)		(593)		(538)
Foreign currency exchange transaction gains/(losses), net	(2)		(7)		(26)
Other (expense)/income, net	148		191		45
(Loss)/income from continuing operations before income taxes and equity in net income of affiliates	120		(49)		(212)
Benefit/(provision) for income taxes	(33)		8		81
Equity in net income of subsidiaries	206		207		322
Equity in net income of affiliates	3				1
Income from continuing operations	296		166		192
Income from discontinued operations, net of tax			1		(22)
Net income	296		167		170
Net income/(loss) attributable to controlling interests	296		167		170
Total other comprehensive (loss)/income	(37)		(182)		(15)
Total comprehensive income/(loss) attributable to Nielsen stockholders	259		(15)		155
Total comprehensive income/(loss)	259		(15)		155
Non-Guarantor [Member]
Condensed Financial Statements, Captions [Line Items]
Revenues	2,767		2,827		2,544
Cost of revenues, exclusive of depreciation and amortization shown separately below	1,255		1,264		1,138
Selling, general and administrative expenses, exclusive of depreciation and amortization shown separately below	905		929		815
Depreciation and amortization	116		118		117
Restructuring charges	57		53		19
Operating income	434		463		455
Interest income	28		30		23
Interest expense	(61)		(28)		(33)
Foreign currency exchange transaction gains/(losses), net	(14)		(2)		50
Other (expense)/income, net	(145)		(166)		(35)
(Loss)/income from continuing operations before income taxes and equity in net income of affiliates	242		297		460
Benefit/(provision) for income taxes	(81)		(50)		(72)
Equity in net income of affiliates	2		3		4
Income from continuing operations	163		250		392
Income from discontinued operations, net of tax	(7)
Net income	156		250		392
Less: net income attributable to noncontrolling interests	(1)		3		3
Net income/(loss) attributable to controlling interests	157		247		389
Total other comprehensive (loss)/income	34		(216)		(163)
Total comprehensive income/(loss) attributable to Nielsen stockholders	191		31		226
Total comprehensive income attributable to noncontrolling interests	2		2		2
Total comprehensive income/(loss)	193		33		228
Elimination [Member]
Condensed Financial Statements, Captions [Line Items]
Interest income	(654)		(604)		(557)
Interest expense	654		604		557
Equity in net income of subsidiaries	(502)		(374)		(492)
Income from continuing operations	(502)		(374)		(492)
Net income	(502)		(374)		(492)
Net income/(loss) attributable to controlling interests	(502)		(374)		(492)
Total other comprehensive (loss)/income	7		391		172
Total comprehensive income/(loss) attributable to Nielsen stockholders	(495)		17		(320)
Total comprehensive income/(loss)	$ (495)		$ 17		$ (320)

[1]	Revenues are attributed to geographic areas based on the location of customers.